EARNINGS (LOSSES) PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares
Basic Denominator:
Denominator used for earnings (losses) per share	414,872,756	414,872,756	385,590,213	339,782,819
Earnings (losses) per share-basic | (per share)	¥ (0.49)	$ (0.07)	¥ (0.84)	¥ 0.46
Diluted Numerator:
Net income (loss) attributable to ordinary shareholders	¥ (202,965)	$ (29,232)	¥ (323,897)	¥ 157,049
Diluted Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings per share	414,872,756	414,872,756	385,590,213	339,782,819
Denominator used for earnings (losses) per share	414,872,756	414,872,756	385,590,213	357,848,704
Earnings (losses) per share-diluted | (per share)	¥ (0.49)	$ (0.07)	¥ (0.84)	¥ 0.44
Earnings per ADS:
Earnings (losses) per ADS - basic | (per share)	(4.89)	(0.70)	(8.40)	4.62
Earnings (losses) per ADS - diluted | (per share)	¥ (4.89)	$ (0.70)	¥ (8.40)	¥ 4.39
Class B Ordinary shares [Member]
Basic Numerator:
Allocation of net income (loss) attributable to 500.com Limited’s ordinary shareholders used in calculating income per ordinary share-basic	¥ (36,908)	$ (5,315)	¥ (76,233)	¥ 82,571
Basic Denominator:
Denominator used for earnings (losses) per share	75,442,810	75,442,810	90,753,548	178,645,232
Earnings (losses) per share-basic | (per share)	¥ (0.49)	$ (0.07)	¥ (0.84)	¥ 0.46
Diluted Numerator:
Allocation of net income (loss) attributable to 500.com Limited’s ordinary shareholders used in calculating income per ordinary share- diluted	¥ (36,908)	$ (5,315)	¥ (76,233)	¥ 78,604
Reallocation of net income (loss) attributable to 500.com Limited’s ordinary shareholders as a result of conversion of Class B to Class A shares
Net income (loss) attributable to ordinary shareholders	¥ (36,908)	$ (5,315)	¥ (76,233)	¥ 78,604
Diluted Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings per share	75,442,810	75,442,810	90,753,548	178,645,232
Conversion of Class B to Class A ordinary shares
Share options
Denominator used for earnings (losses) per share	75,442,810	75,442,810	90,753,548	178,645,232
Earnings (losses) per share-diluted | (per share)	¥ (0.49)	$ (0.07)	¥ (0.84)	¥ 0.44
Earnings per ADS:
Denominator used for earnings (losses) per ADS - basic
Denominator used for earnings (losses) per ADS - diluted
Earnings (losses) per ADS - basic | (per share)
Earnings (losses) per ADS - diluted | (per share)
Class A Ordinary shares [Member]
Basic Numerator:
Allocation of net income (loss) attributable to 500.com Limited’s ordinary shareholders used in calculating income per ordinary share-basic	¥ (166,057)	$ (23,917)	¥ (247,664)	¥ 74,478
Basic Denominator:
Denominator used for earnings (losses) per share	339,429,946	339,429,946	294,836,665	161,137,587
Earnings (losses) per share-basic | (per share)	¥ (0.49)	$ (0.07)	¥ (0.84)	¥ 0.46
Diluted Numerator:
Allocation of net income (loss) attributable to 500.com Limited’s ordinary shareholders used in calculating income per ordinary share- diluted	¥ (166,057)	$ (23,917)	¥ (247,664)	¥ 78,445
Reallocation of net income (loss) attributable to 500.com Limited’s ordinary shareholders as a result of conversion of Class B to Class A shares	(36,908)	(5,315)	(76,233)	78,604
Net income (loss) attributable to ordinary shareholders	¥ (202,965)	$ (29,232)	¥ (323,897)	¥ 157,049
Diluted Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings per share	339,429,946	339,429,946	294,836,665	161,137,587
Conversion of Class B to Class A ordinary shares	75,442,810	75,442,810	90,753,548	178,645,232
Share options				18,065,885
Denominator used for earnings (losses) per share	414,872,756	414,872,756	385,590,213	357,848,704
Earnings (losses) per share-diluted | (per share)	¥ (0.49)	$ (0.07)	¥ (0.84)	¥ 0.44
Earnings per ADS:
Denominator used for earnings (losses) per ADS - basic	33,942,995	33,942,995	29,483,667	16,113,759
Denominator used for earnings (losses) per ADS - diluted	41,487,276	41,487,276	38,599,021	35,784,870
Earnings (losses) per ADS - basic | (per share)	¥ (4.89)	$ (0.70)	¥ (8.40)	¥ 4.62
Earnings (losses) per ADS - diluted | (per share)	¥ (4.89)	$ (0.70)	¥ (8.40)	¥ 4.39